Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit/(loss) for the year, net of tax	$ 46,115	$ 7,410	$ (117,444)
Adjustments for:
Depreciation and amortization	6,276	6,901	2,540
Share-based payments expense	2,032	3,751	3,761
Goodwill and Investments in equity accounted associates impairment		62,828
Share listing expense			125,438
Income from share option forfeiture and cancellation	(609)
Share of loss of equity-accounted associates	515	10,121
Impairment loss on trade and loan receivables and change in fair value of loans receivable	5,919	29,987	102
Property and equipment write-off		454
Impairment of intangible assets		547
Change in fair value of share warrant obligations and other financial instruments	(10,946)	(2,767)	(10,080)
Change in fair value of other investments	115
Unwinding of discount on the put option liability	129	366
Transaction costs		104
Trade and loan receivables write-off	119	81
Interest income	(4,017)	(1,639)
Interest expense	61	116	91
Lease modification gain/(loss)	33	(11)
Gain on acquisition of subsidiaries			(79)
Loss on sale of subsidiaries		4,969
Dividend income	(1,231)	(231)
Foreign exchange loss	3,395	1,020	2,809
Income tax expense	3,879	3,760	1,127
Total cash flows from operations before changes in working capital	51,785	127,767	8,265
Changes in working capital:
Decrease/(increase) in deferred platform commissions	20,686	21,851	(26,946)
(Decrease)/increase in deferred revenue	(42,917)	(30,242)	127,899
Increase in trade and other receivables	(9,880)	(4,498)	(12,682)
Decrease)/increase in trade and other payables	(632)	2,282	9,600
Cash flows from (used in) operations	(32,743)	(10,607)	97,871
Income tax paid	(1,088)	(1,078)	(617)
Interest received			7
Net cash flows generated from operating activities	17,954	116,082	105,526
Investing activities
Acquisition of intangible assets	(16)	(64)	(338)
Acquisition of property and equipment	(739)	(994)	(1,099)
Acquisition of subsidiary net of cash acquired		(54,113)	(1,159)
Investments in equity accounted associates	(515)	(17,970)
Loans granted	(1,933)	(31,659)	(123)
Proceeds from repayment of loans	969	746
Acquisition of other investments	(107,159)	(67,729)
Proceeds from redemption of investments	75,484
Interest received	368
Dividends received	1,078
Net cash flows used in investing activities	(32,463)	(171,783)	(2,719)
Financing activities
Payments of lease liabilities	(1,892)	(2,013)	(2,132)
Proceeds from loans receivable		224
Repayment of borrowings			(49)
Payments of interest non-lease	(56)	(115)	(90)
Dividends paid and distribution to shareholders			(160,366)
Cash acquired in the Transaction			119,659
Net cash flows used in financing activities	(1,948)	(1,904)	(42,978)
Net (decrease)/increase in cash and cash equivalents for the year	(16,457)	(57,605)	59,829
Cash at the beginning of the year	86,774	142,802	84,557
Effect of changes in exchange rates on cash held	1,481	1,577	(1,584)
Cash at the end of the year	$ 71,798	$ 86,774	$ 142,802